SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 923,251	$ 2,052,817	$ 3,007,866	$ 6,145,465	$ 7,836,579	$ 10,029,579
Cost of revenue	(739,513)	(1,691,539)	(1,783,343)	(4,493,929)	(6,226,696)	(7,802,175)
Net loss	(257,548)	(1,245,019)	(3,093,608)	(11,352,944)	(21,749,920)	(4,095,507)
TOTAL ASSETS	1,358,820		1,358,820		1,031,240	10,677,425
Interest expense	(412,735)	(426,265)	(1,340,412)	(4,705,548)	(4,761,551)	(2,637,132)
Interest expense			(916,895)
Gain on debt extinguishment	133,850	397,008	(466,380)	1,970,030	2,248,092	(8,470,939)
Interest expense			916,895
Cost of revenue	739,513	1,691,539	1,783,343	4,493,929	6,226,696	7,802,175
Segment Reporting, Total [Member]
Revenue					7,836,579	10,029,579
Cost of revenue					(6,226,696)	(7,802,175)
Net loss					(21,749,920)	(4,095,507)
TOTAL ASSETS					1,054,440	10,677,425
Interest expense					(4,761,551)	(2,637,132)
Depreciation and amortization					(1,240,196)	(1,410,303)
Impairment/loss gain on debt extinguishment					(9,531,368)	7,476,997
Derivative (gain) expense					(650,071)	(3,536,901)
Impairment/gain on debt extinguishment					9,531,368	(7,476,997)
Derivative gain (expense)					650,071	3,536,901
Cost of revenue					6,226,696	7,802,175
Blue Collar
Revenue	79,063	692,486	243,592	1,386,970	1,522,490	1,545,721
Cost of revenue	(3,642)	(305,301)	(82,281)	(758,462)	(895,890)	(1,005,431)
Net loss	(72,359)	82,809	(334,081)	(24,354)	(1,282,145)	491,513
TOTAL ASSETS	89,486	1,787,540	89,486	1,787,540	643,029	1,380,636
Deemed dividend related to modification of Series A Preferred Stock					0
Depreciation and amortization	0	(1,705)	0	(5,683)	(6,820)	(111,336)
Impairment/loss gain on debt extinguishment					1,042,636	747,137
Derivative (gain) expense	0	0	0	0	0	0
Interest expense	(2,592)	(36,926)	(9,920)	(42,466)	(98,179)	(38,798)
Gain on debt extinguishment	0	0	0	0
Impairment/gain on debt extinguishment					(1,042,636)	(747,137)
Derivative gain (expense)	0	0	0	0	0	0
Interest expense	2,592	36,926	9,920	42,466	98,179	38,798
Cost of revenue	3,642	305,301	82,281	758,462	895,890	1,005,431
Corporate and other
Revenue	43,571	2,720	47,044	265,395	795,324	400,261
Cost of revenue	(37,090)	(82,382)	(60,606)	(264,930)	(710,536)	(328,481)
Net loss	(187,625)	(717,284)	(3,093,725)	(10,204,935)	(14,592,951)	(1,821,464)
TOTAL ASSETS	1,241,550	1,521,797	1,241,550	1,521,797	339,525	2,530,347
Depreciation and amortization	0	(164,483)	(2,454)	(493,450)	(658,004)	(637,023)
Impairment/loss gain on debt extinguishment					4,205,469	(6,338,293)
Derivative (gain) expense	1,015,764	(102,903)	(367,881)	(491,301)	(650,071)	(3,536,901)
Interest expense	(410,143)	(291,181)	(1,288,137)	(4,186,243)	(4,092,873)	(1,539,348)
Gain on debt extinguishment	133,850	397,008	466,380	(1,970,030)
Impairment/gain on debt extinguishment					(4,205,469)	6,338,293
Derivative gain (expense)	(1,015,764)	102,903	367,881	491,301	650,071	3,536,901
Interest expense	410,143	291,181	1,288,137	4,186,243	4,092,873	1,539,348
Cost of revenue	37,090	82,382	60,606	264,930	710,536	328,481
Segment Reproting [Member]
Revenue	923,251	2,052,817	3,007,866	6,145,465
Cost of revenue	(739,513)	(1,691,539)	(1,783,343)	(4,493,929)
Net loss	(257,548)	(1,245,019)	(3,093,608)	(11,352,944)
Depreciation and amortization	0	(314,511)	(2,454)	(956,045)
Derivative (gain) expense	(1,015,764)	(102,903)	(367,881)	(491,301)
Interest expense	(412,735)	(426,265)	(1,340,412)	(4,705,548)
Gain on debt extinguishment	133,850	301,224	466,380	(2,065,814)
Total assets	1,358,820	8,547,151	1,358,820	8,547,151
Derivative gain (expense)	1,015,764	102,903	367,881	491,301
Interest expense	412,735	426,265	1,340,412	4,705,548
Cost of revenue	739,513	1,691,539	1,783,343	4,493,929
TPT Med Tech And Quik Labs
Revenue	0	(560)	0	89,755
Cost of revenue	0	0	0	0
Net loss	(20)	(123,798)	(1,625)	(213,720)
TOTAL ASSETS	3,816	2,942	3,816	2,942
Depreciation and amortization	0	(14,931)	0	(44,793)
Derivative (gain) expense	0	0	0	0
Interest expense	0	0	0	0
Gain on debt extinguishment	0	0	0	0
Derivative gain (expense)	0	0	0	0
Interest expense	0	0	0	0
Cost of revenue	0	0	0	0
TPT SpeedConnect
Revenue	800,617	1,357,611	2,717,230	4,403,345	5,429,010	7,579,002
Cost of revenue	(698,781)	(1,303,856)	(1,640,456)	(3,470,536)	(4,620,270)	(5,676,202)
Net loss	(372,794)	(486,747)	335,823	(909,938)	(5,614,104)	(1,446,635)
TOTAL ASSETS	23,968	5,234,872	23,968	5,234,872	68,086	6,568,405
Deemed dividend related to modification of Series A Preferred Stock					0
Depreciation and amortization	0	(133,391)	0	(397,187)	(530,579)	(621,774)
Impairment/loss gain on debt extinguishment					(4,283,263)	391,567
Derivative (gain) expense	0	0	0	0	0	0
Interest expense	0	(98,159)	(42,355)	(476,840)	(570,499)	(1,058,986)
Gain on debt extinguishment	0	0	0	0
Impairment/gain on debt extinguishment					4,283,263	(391,567)
Derivative gain (expense)	0	0	0	0	0	0
Interest expense	0	98,159	42,355	476,840	570,499	1,058,986
Cost of revenue	$ 698,781	1,303,856	$ 1,640,456	3,470,536	4,620,270	5,676,202
TPT MedTech and QuickLABS
Revenue					89,755	504,595
Cost of revenue					0	(792,061)
Net loss					(260,720)	(1,318,921)
TOTAL ASSETS					3,800	198,037
Deemed dividend related to modification of Series A Preferred Stock					0
Depreciation and amortization					(44,793)	(40,170)
Impairment/loss gain on debt extinguishment					0	0
Derivative (gain) expense					0	0
Interest expense					0	0
Impairment/gain on debt extinguishment					0	0
Derivative gain (expense)					0	0
Interest expense					0	0
Cost of revenue					0	$ 792,061
Series A Preferred Stock
Deemed dividend					(39,866,742)
Series A Preferred Stock | Blue Collar
Deemed dividend		0		0
Series A Preferred Stock | Corporate and other
Deemed dividend		(39,866,742)		(39,866,742)	$ (39,866,742)
Series A Preferred Stock | Segment Reproting [Member]
Deemed dividend		(39,866,742)		(39,866,742)
Series A Preferred Stock | TPT Med Tech And Quik Labs
Deemed dividend		$ 0		$ 0